EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Net income	$ 3,288	$ 3,614
Net income attributable to non-controlling interests	(1,266)	(1,290)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 2,022	$ 2,324
Weighted average shares outstanding - Basic	1,779	1,778
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.14	$ 1.31
Diluted earnings per share [abstract]
Net income	$ 3,288	$ 3,614
Non-controlling interests (note 32)	1,266	1,290
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 2,022	$ 2,324
Weighted average shares outstanding - Diluted	1,779	1,778
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.14	$ 1.31